Estimated Economic Useful Lives of Assets (Detail)	12 Months Ended
Dec. 31, 2017
Buildings
Property Plant And Equipment [Line Items]
Property, plant and equipment, estimated useful lives	40 years
Furniture and Fixtures
Property Plant And Equipment [Line Items]
Property, plant and equipment, estimated useful lives	4 years
Computer Equipment and Servers
Property Plant And Equipment [Line Items]
Property, plant and equipment, estimated useful lives	4 years
Plant, Machinery and Equipment
Property Plant And Equipment [Line Items]
Property, plant and equipment, estimated useful lives	4 years
Computer software | Minimum
Property Plant And Equipment [Line Items]
Property, plant and equipment, estimated useful lives	4 years
Computer software | Maximum
Property Plant And Equipment [Line Items]
Property, plant and equipment, estimated useful lives	7 years
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property, plant and equipment, estimated useful lives	10 years
Property, plant and equipment, estimated useful lives description	Lesser of lease period or 10 Years
Vehicles | Minimum
Property Plant And Equipment [Line Items]
Property, plant and equipment, estimated useful lives	3 years
Vehicles | Maximum
Property Plant And Equipment [Line Items]
Property, plant and equipment, estimated useful lives	4 years